Condensed Consolidated Statements Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member] XCF Global Capital Inc [Member]	Common Stock [Member] XCF Global Capital Inc [Member]	Common Stock [Member]	Common Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] February Nineteen Two Thousand and Twenty Five [Member]	Common Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] June Six Two Thousand and Twenty Five [Member]	Additional Paid-in Capital [Member] XCF Global Capital Inc [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] February Nineteen Two Thousand and Twenty Five [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] June Six Two Thousand and Twenty Five [Member]	Subscription Receivable [Member] XCF Global Capital Inc [Member]	Retained Earnings [Member] XCF Global Capital Inc [Member]	Retained Earnings [Member]	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] February Nineteen Two Thousand and Twenty Five [Member]	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] June Six Two Thousand and Twenty Five [Member]	XCF Global Capital Inc [Member]	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] February Nineteen Two Thousand and Twenty Five [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] June Six Two Thousand and Twenty Five [Member]	Members Contributions Net of Distributions [Member]	Members' Deficit [Member]
Balance at Feb. 08, 2023
Balance, shares at Feb. 08, 2023
Common shares issued in the settlement of convertible debt		$ 2,330					1,075,114											1,077,444
Common shares issued in the settlement of convertible debt, shares		2,329,743
Net income (loss)													(246,610)					(246,610)
Common shares issued during the year		$ 42,500										(42,500)
Common shares issued during the year, shares		42,500,000
Common shares issued for the asset acquisition		$ 17,500					9,930,328											9,947,828
Common shares issued for the asset acquisition, shares		17,500,000
Balance at Dec. 31, 2023		$ 62,330					11,005,442					(42,500)	(246,610)					10,778,662	$ 29,709,980				$ 35,737,914	$ (6,027,934)
Balance, shares at Dec. 31, 2023		62,329,743
Net income (loss)														(7,782,851)					(7,782,851)
Recapitalization (Note 1)			$ 140,228					35,597,686						(6,027,934)									(35,737,914)	6,027,934
Retroactive application of recapitalization, shares			140,227,818
Balance at Jun. 30, 2024			$ 140,228					35,597,686						(13,810,785)					21,927,129
Balance, shares at Jun. 30, 2024			140,227,818
Balance at Dec. 31, 2023		$ 62,330					11,005,442					(42,500)	(246,610)					10,778,662	29,709,980				35,737,914	(6,027,934)
Balance, shares at Dec. 31, 2023		62,329,743
Subscription received during the period												42,100						42,100
Common shares issued in the settlement of convertible debt		$ 12,670					6,047,364					(556,401)						5,503,633
Common shares issued in the settlement of convertible debt, shares		12,670,034
Net income (loss)													(4,821,989)					(4,821,989)
Balance at Dec. 31, 2024		$ 75,000	$ 140,228				17,052,806	70,313,190				(556,801)	(5,068,599)	(29,018,191)				11,502,406	41,435,227
Balance, shares at Dec. 31, 2024		74,999,777	140,227,818
Balance at Mar. 31, 2024			$ 140,228					35,597,686						(10,048,631)					25,689,283
Balance, shares at Mar. 31, 2024			140,227,818
Net income (loss)														(3,762,154)					(3,762,154)
Balance at Jun. 30, 2024			$ 140,228					35,597,686						(13,810,785)					21,927,129
Balance, shares at Jun. 30, 2024			140,227,818
Balance at Dec. 31, 2024		$ 75,000	$ 140,228				$ 17,052,806	70,313,190				$ (556,801)	$ (5,068,599)	(29,018,191)				$ 11,502,406	41,435,227
Balance, shares at Dec. 31, 2024		74,999,777	140,227,818
Net income (loss)														102,800,908					102,800,908
Recapitalization (Note 1)					$ 42,851	$ (170,515)				$ (70,313,190)	$ 43,613,494					$ (18,269,283)	$ (43,442,979)				$ (88,539,622)
Retroactive application of recapitalization, shares					42,850,576	(57,446,488)
Issuance of common stock to Focus Impact on connection with the Business Combination			$ (532)					226,081,998											226,081,466
Issuance of common stock to Focus Impact on connection with the Business Combination, shares			5,322,463
Common stock issued as compensation for ELOC commitment fee			$ 51					7,399,949											7,400,000
Common stock issued as compensation for ELOC commitment fee, shares			507,802
Common stock issued for conversion of loan payable to related party			$ 1,000					99,999,000											100,000,000
Common stock issued for conversion of loan payable to related party, shares			10,000,000
Common stock issued to settle non-redemption Agreements in connection with the Business Combination			$ 62					1,239,938											1,240,000
Common stock issued to settle non-redemption agreements in connection with the Business Combination, shares			622,109
Common stock issued in connection with the Business Combination			$ 120					(120)
Common stock issued to settle non-redemption agreements in connection with the Business Combination, shares			1,200,000
Common stock issued in conjunction with loan payable to related party			$ 343					40,399,657											40,400,000
Common stock issued in conjunction with loan payable to related party, shares			3,431,096
Common stock issued in conjunction with promissory notes								10,000											10,000
Common stock issued in conjunction with promissory notes, shares			686
Common stock issued as compensation for severance			$ 60					13,199,940											13,200,000
Common stock issued as compensation for severance, shares			600,000
Common stock issued as replacement shares to Randy Soule			$ 195					19,088,430											19,088,625
Common stock issued as replacement shares to Randy Soule, shares			1,948,862
Stock based compensation associated with restricted stock units								1,131,710											1,131,710
Issuance of common stock to Focus Impact in connection with the Business Combination			532					(226,081,998)											(226,081,466)
Balance at Jun. 30, 2025			$ 14,926											12,070,455					12,085,381
Balance, shares at Jun. 30, 2025			149,264,925
Balance at Mar. 31, 2025			$ 183,078	$ 12,563					$ 43,613,494					(54,754,675)	$ (98,197,654)				(54,571,597)	$ (54,571,597)
Balance, shares at Mar. 31, 2025			183,078,394	125,631,906
Net income (loss)															110,268,109				110,268,109	110,268,109
Recapitalization (Note 1)				$ (170,515)					43,613,494						(43,442,979)
Retroactive application of recapitalization, shares				(57,446,488)
Issuance of common stock to Focus Impact on connection with the Business Combination				$ 532					(226,081,998)											(226,081,466)
Issuance of common stock to Focus Impact on connection with the Business Combination, shares			5,322,463
Common stock issued as compensation for ELOC commitment fee				51					7,399,949											7,400,000
Common stock issued as compensation for ELOC commitment fee, shares			507,802
Common stock issued for conversion of loan payable to related party				1,000					99,999,000											100,000,000
Common stock issued for conversion of loan payable to related party, shares			10,000,000
Common stock issued to settle non-redemption Agreements in connection with the Business Combination				62					1,239,938											1,240,000
Common stock issued to settle non-redemption agreements in connection with the Business Combination, shares			622,109
Common stock issued in connection with the Business Combination				120					(120)
Common stock issued to settle non-redemption agreements in connection with the Business Combination, shares			1,200,000
Common stock issued in conjunction with loan payable to related party				343					40,399,657											40,400,000
Common stock issued in conjunction with loan payable to related party, shares			3,431,096
Common stock issued in conjunction with promissory notes									10,000											10,000
Common stock issued in conjunction with promissory notes, shares			686
Common stock issued as compensation for severance				60					13,199,940											13,200,000
Common stock issued as compensation for severance, shares			600,000
Common stock issued as replacement shares to Randy Soule				195					19,088,430											19,088,625
Common stock issued as replacement shares to Randy Soule, shares			1,948,862
Stock based compensation associated with restricted stock units									1,131,710											1,131,710
Issuance of common stock to Focus Impact in connection with the Business Combination				$ (532)					$ 226,081,998											$ 226,081,466
Balance at Jun. 30, 2025			$ 14,926											$ 12,070,455					$ 12,085,381
Balance, shares at Jun. 30, 2025			149,264,925